Financial investments (Tables)	12 Months Ended
Dec. 31, 2019
Financial investments
Summary of financial investments

	2019	2018
Investment fund quotas	28,126	38,677
Bank deposit certificate	25,540	44,595
Other	5,109	8,961
	58,775	92,233